Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated May 2, 2018 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Emerging Markets Value Fund (for the purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby restated in its entirety as follows:

L. Baxter Hines, CFA, co-lead portfolio manager, analyst, managing director and Head of Research for the Value Equities US team, has managed the Fund since 2012.

John R. Mowrey, CFA, co-lead portfolio manager, analyst, managing director and CIO, Value Equities US team with Allianz Global Investors, has managed the Fund since 2013.

R. Burns McKinney, CFA, portfolio manager, analyst, managing director and CIO Value Equities US team, has managed the Fund since 2012.

Thomas W. Oliver, CFA, CPA, portfolio manager, analyst and managing director for the Value Equities US team, has managed the Fund since 2012.

Garth Reilly, portfolio manager, analyst and vice president for the Value Equities US team, has managed the Fund since 2018.

Disclosure Relating to AllianzGI NFJ International Small-Cap Value Fund (for the purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby restated in its entirety as follows:

L. Baxter Hines, CFA, lead portfolio manager, analyst, managing director and Head of Research for the Value Equities US team, has managed the Fund since 2012.

John R. Mowrey, CFA, portfolio manager, analyst, managing director and CIO, Value Equities US team with Allianz Global Investors, has managed the Fund since 2013.

Paul A. Magnuson, portfolio manager, analyst and managing director with Allianz Global Investors, has managed the Fund since 2012.

The information relating to AllianzGI NFJ Emerging Markets Value Fund and AllianzGI NFJ International Small-Cap Fund contained in the table in the subsection “Management of the Funds —Investment Manager” in the Prospectus is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI NFJ Emerging Markets Value Fund	L. Baxter Hines, CFA (Co-Lead)	2012	Mr. Hines, CFA, is a portfolio manager, an analyst, a managing director and Head of Research for the Value Equities US team. He has 11 years of investment-industry experience. Before joining the firm in 2008, Mr. Hines was a market-data specialist for Reuters. He has a B.A. from the University of Virginia and an M.B.A. from the University of Texas, McCombs School of Business.

	John R. Mowrey, CFA (Co-Lead)	2013	Mr. Mowrey, CFA, is a portfolio manager, an analyst, a managing director and CIO, Value Equities US team with Allianz Global Investors. He joined the firm in 2007 as a quantitative research assistant and product specialist, and has 10 years of investment-industry experience. Mr. Mowrey has a B.A. in political science from Rhodes College and an M.B.A. from Southern Methodist University.

	R. Burns McKinney, CFA	2012	Mr. McKinney, CFA, is a portfolio manager, an analyst, a managing director and CIO Value Equities US team. He is the product team co-lead for the Dividend Value investment strategy and product team lead for the Global Dividend Value strategy. Mr. McKinney has 20 years of investment-industry experience. Before joining the firm in 2006, he worked at Evergreen Investments, Alex. Brown & Sons, Merrill Lynch and Morgan Stanley. Mr. McKinney has a B.A. from Dartmouth College and an M.B.A. from The Wharton School, The University of Pennsylvania.

	Thomas W. Oliver, CFA, CPA	2012	Mr. Oliver, CFA, CPA, is a portfolio manager, an analyst and a managing director for the Value Equities US team. He has 21 years of investment-industry experience in accounting, reporting, and financial analysis. Before joining the firm in 2005, Mr. Oliver was a manager of corporate reporting at Perot Systems Corporation and an auditor at Deloitte & Touche. He has a B.B.A. and an M.B.A. from the University of Texas.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
	Garth Reilly	2018	Mr. Reilly is a portfolio manager, analyst and a vice president for the Value Equities US team. He has 12 years of investment-industry experience. Prior to joining the Value Equity US team, Mr. Reilly was a performance analyst whose responsibilities included performance measurement and portfolio analytics. Before joining the firm in 2005, Mr. Reilly began his career with internships at Luther King Capital Management and Citigroup Alternative Investments. Mr. Reilly has a B.A. in political economy from Princeton University and an M.B.A. from Southern Methodist University.

AllianzGI NFJ International Small-Cap Value Fund	L. Baxter Hines, CFA (Lead)	2012	See above.

	John R. Mowrey, CFA	2013	See above.

	Paul A. Magnuson	2012	Mr. Magnuson is a portfolio manager, an analyst and a managing director for the Value Equities US team. He has 31 years of investment-industry experience. Before joining the firm in 1992, he was an assistant vice president at NationsBank. Mr. Magnuson has a B.B.A. in finance from the University of Nebraska.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated May 2, 2018 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as revised March 7, 2018) (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Emerging Markets Value Fund and AllianzGI NFJ International Small-Cap Value Fund (each a “Fund”)

Effective immediately, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” (the “Subsection”) is hereby revised to remove all references to Morley D. Campbell as a portfolio manager of the Funds.

The Subsection is hereby further revised to indicate that Garth Reilly has been added as a portfolio manager of AllianzGI NFJ Emerging Markets Value Fund.

Information regarding other accounts managed by Mr. Reilly, as well as his ownership of securities of the Fund, each as of April 30, 2018, is provided below.

Other Accounts Managed

Portfolio Manager	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Garth Reilly	0	0	0	0	0	0

Accounts and Assets for which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Garth Reilly	0	0	0	0	0	0

Securities Ownership

AllianzGI NFJ Emerging Markets Value Fund	Dollar Range of Equity Securities
Garth Reilly	$10,001-$50,000

Please retain this Supplement for future reference.